UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year of QJune 30, 2005

Check here if Amendment [ ] ; Amendment Number:
   This Amendment  (Check on one):[ ]  is a restatement.
                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:2 Eves Drive, Suite 204
        Executive Court
        Marlton, NJ 08053-3193

Form 13F File Number 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 22

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey           August 10, 2005
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.
manager(s).)

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-__________________ ________________________________________________
[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included ManageRS:      0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: 462,410



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
          6/30/2005

                                                       VALUE        SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000  SHRS PRN CALL  DISCRETN  MANAGERS  SOLE SHARED  NONE
3M Co.                             COM      88579Y101  5,661  78,305 SH         SOLE       NA     16,43   0    61,875
Aetna Inc.                         COM      00817Y108  9,067 109,484 SH         SOLE       NA     22,61   0    86,871
Amgen Inc.                         COM      031162100  7,538 124,674 SH         SOLE       NA     26,09   0    98,580
Anadarko Petroleum Corp.           COM      032511107  5,585  67,986 SH         SOLE       NA     14,23   0    53,747
Analog Devices                     COM      032654105  8,426 225,826 SH         SOLE       NA     46,73   0   179,095
Apple Computer, Inc.               COM      037833100  6,244 169,619 SH         SOLE       NA     34,86   0   134,751
Autodesk, Inc.                     COM      052769106  5,854 170,468 SH         SOLE       NA     36,18   0   134,279
Bank of America Corp.              COM      060505104  7,025 154,022 SH         SOLE       NA     31,75   0   122,263
Burlington Northern Santa Fe       COM      12189T104  5,247 111,457 SH         SOLE       NA     23,09   0    88,366
Capital One Financial Corp.        COM      14040H105  6,748  84,344 SH         SOLE       NA     17,59   0    66,745
Caterpillar Inc.                   COM      149123101  7,025  73,706 SH         SOLE       NA     15,41   0    58,292
Citigroup Inc.                     COM      172967101  7,865 170,117 SH         SOLE       NA     35,62   0   134,496
Coach, Inc.                        COM      189754104  8,598 256,117 SH         SOLE       NA     53,02   0   203,097
ConocoPhillips                     COM      20825C104  5,845 101,682 SH         SOLE       NA     21,34   0    80,336
eBay Inc.                          COM      278642103  5,716 173,149 SH         SOLE       NA     35,61   0   137,537
Eli Lilly and Company              COM      532457108  4,709  84,528 SH         SOLE       NA     17,70   0    66,827
EOG Resources, Inc.                COM      26875P101  6,558 115,449 SH         SOLE       NA     23,80   0    91,648
Express Scripts, Inc.              COM      302182100  6,590 131,860 SH         SOLE       NA     27,31   0   104,550
Exxon Mobil Corporation            COM      30231G102  6,336 110,246 SH         SOLE       NA     22,81   0    87,434
Fortune Brands, Inc.               COM      349631101  9,685 109,065 SH         SOLE       NA     22,75   0    86,313
Genentech, Inc.                    COM      368710406  9,529 118,701 SH         SOLE       NA     24,50   0    94,198
General Dynamics Corporation       COM      369550108  3,536  32,285 SH         SOLE       NA     6,644   0    25,641
Gilead Sciences, Inc.              COM      375558103  9,454 214,924 SH         SOLE       NA     44,96   0   169,960
Hilton Hotels Corp.                COM      432848109  5,273 221,072 SH         SOLE       NA     45,79   0   175,275
International Game Technology      COM      459902102  6,225 221,109 SH         SOLE       NA     45,89   0   175,215
Johnson & Johnson                  COM      478160104  7,424 114,211 SH         SOLE       NA     23,72   0    90,489
KB Home                            COM      48666K109  6,045  79,299 SH         SOLE       NA     16,07   0    63,229
KLA-Tencor Corporation             COM      482480100 148,366191,846 SH         SOLE       NA     40,02   0   151,825
Merrill Lynch & Co., Inc.          COM      590188108  8,655 157,342 SH         SOLE       NA     32,70   0   124,641
Nordstrom, Inc.                    COM      655664100  6,482 190,732 SH         SOLE       NA     39,19   0   151,534
Northrop Grumman Corp.             COM      666807102  6,139 111,109 SH         SOLE       NA     23,02   0    88,081
Novellus Systems Inc.              COM      670008101  7,646 309,446 SH         SOLE       NA     64,50   0   244,938
Nucor Corp.                        COM      670346105  2,805  61,488 SH         SOLE       NA     12,76   0    48,723
PepsiCo, Inc.                      COM      713448108  8,641 160,234 SH         SOLE       NA     33,15   0   127,078
Procter & Gamble                   COM      742718109  8,768 166,231 SH         SOLE       NA     34,96   0   131,267
QUALCOMM Inc.                      COM      747525103  5,920 179,338 SH         SOLE       NA     37,76   0   141,573
The Hershey Company                COM      427866108  8,641 139,156 SH         SOLE       NA     29,12   0   110,034
Toll Brothers, Inc.                COM      889478103  6,306  62,093 SH         SOLE       NA     13,09   0    49,000
TXU Corp.                          COM      873168108  5,649  67,982 SH         SOLE       NA     13,73   0    54,251
United Technologies Corp.          COM      913017109  5,997 116,784 SH         SOLE       NA     24,30   0    92,484
UnitedHealth Group Inc.            COM      91324P102  7,159 137,313 SH         SOLE       NA     28,87   0   108,441
Valero Energy Corp.                COM      91913Y100  6,525  82,479 SH         SOLE       NA     17,03   0    65,441
VERITAS Software Corp.             COM      923436109  5,225 214,125 SH         SOLE       NA     44,57   0   169,555
Wachovia Corporation               COM      929903102  6,448 129,993 SH         SOLE       NA     27,45   0   102,534
WellPoint, Inc.                    COM      94973V107  9,204 132,170 SH         SOLE       NA     27,39   0   104,776
Whole Foods Market, Inc.           COM      966837106  7,758  65,631 SH         SOLE       NA     13,69   0    51,934
Yahoo! Inc.                        COM      984332106  6,267 180,852 SH         SOLE       NA     37,52   0   143,325